Financial risk management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets	$ 623,772	$ 754,188
Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	457,259	497,826
Cash And Cash Equivalents [Member] | Credit Rating Aaa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	189,582	191,269
Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1	10,259
Cash And Cash Equivalents [Member] | Credit Rating Aa Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	46,317	15,958
Cash And Cash Equivalents [Member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	72,315	117,968
Cash And Cash Equivalents [Member] | Credit Ratinga [Member]
IfrsStatementLineItems [Line Items]
Financial assets	66,342	93,117
Cash And Cash Equivalents [Member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	70,155	54,737
Cash And Cash Equivalents [Member] | Credit Rating B B [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1
Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	12,546	14,518
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	11,058	18,062
Financial Investments [Member] | Credit Rating Aaa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	10,994	18,006
Financial Investments [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	64	56
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,893	7,443
Derivatives [member] | Credit Rating Aaa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	29	144
Derivatives [member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	978	3,061
Derivatives [member] | Credit Ratinga [Member]
IfrsStatementLineItems [Line Items]
Financial assets	53
Derivatives [member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	6,667	4,238
Derivatives [member] | Credit Rating B B Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	166
Local [Member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	189,659	209,979
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aaa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	189,582	191,269
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1	10,259
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	76	8,451
Local [Member] | Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	11,058	18,062
Local [Member] | Financial Investments [Member] | Credit Rating Aaa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	10,994	18,006
Local [Member] | Financial Investments [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	64	56
Local [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets		144
Local [Member] | Derivatives [member] | Credit Rating Aaa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	29	144
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aaa [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Global [Member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	267,600	287,847
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	46,317	15,958
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	72,315	117,968
Global [Member] | Cash And Cash Equivalents [Member] | Credit Ratinga [Member]
IfrsStatementLineItems [Line Items]
Financial assets	66,342	93,117
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	70,155	54,737
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating B B [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	12,470	6,067
Global [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,864	7,299
Global [Member] | Derivatives [member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	978	3,061
Global [Member] | Derivatives [member] | Credit Ratinga [Member]
IfrsStatementLineItems [Line Items]
Financial assets	53
Global [Member] | Derivatives [member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	6,667	4,238
Global [Member] | Derivatives [member] | Credit Rating B B Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 166